Share-Based Compensation - Summary of Share Units (Performance Share Units) (Detail) - Performance Share Units [Member]	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 shares $ / shares
Toronto Stock Exchange [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Number | shares	1,641,746	1,641,746
Opening Balance, Weighted average grant | $ / shares	$ 8.51
Granted, Number | shares	341,072	341,072
Granted, Weighted average grant | $ / shares	$ 8.4
In lieu of dividends, Number of PSUs | shares	19,150	19,150
In lieu of dividends , Weighted average grant | $ / shares	$ 7.81
Vested, Number | shares	(227,074)	(227,074)
Vested, Weighted average grant | $ / shares	$ 9.25
Forfeited, Number | shares	(563,999)	(563,999)
Forfeited, Weighted average grant | $ / shares	$ 6.21
Ending Balance, Number | shares	1,210,895	1,210,895
Ending Balance, Weighted average grant | $ / shares	$ 9.4
New York Stock Exchange [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Number | shares	0	0
Opening Balance, Weighted average grant | $ / shares		$ 0
Granted, Number | shares	271,566	271,566
Granted, Weighted average grant | $ / shares		$ 6.24
In lieu of dividends, Number of PSUs | shares	1,163	1,163
In lieu of dividends , Weighted average grant | $ / shares		$ 4.3
Vested, Number | shares	0	0
Vested, Weighted average grant | $ / shares		$ 0
Forfeited, Number | shares	0	0
Forfeited, Weighted average grant | $ / shares		$ 0
Ending Balance, Number | shares	272,729	272,729
Ending Balance, Weighted average grant | $ / shares		$ 6.23